Unaudited Condensed Consolidated Income Statement - GBP (£) £ in Millions, shares in Millions	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Sales	£ 10,436	£ 10,831
Excise duties	(3,562)	(3,631)
Net sales	6,874	7,200
Cost of sales	(2,661)	(2,702)
Gross profit	4,213	4,498
Marketing	(1,085)	(1,116)
Other operating items	(889)	(940)
Operating profit/(loss)	2,239	2,442
Non-operating items	5	0
Finance income	127	163
Finance charges	(327)	(317)
Share of after tax results of associates and joint ventures	154	176
Profit before taxation	2,198	2,464
Taxation	(537)	(530)
Profit for the period	1,661	1,934
Attributable to:
Equity shareholders of the parent company	1,580	1,865
Non-controlling interests	81	69
Profit for the period	£ 1,661	£ 1,934
Weighted average number of shares
Shares in issue excluding own shares (in shares)	2,336	2,356
Dilutive potential ordinary shares (in shares)	7	10
Weighted average number of shares (in shares)	2,343	2,366
Basic earnings per share (in GBP per share)	£ 0.676	£ 0.792
Diluted earnings per share (in GBP per share)	£ 0.674	£ 0.788